UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                     FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                 Investment Company Act file number: 811-09561

                        CENTURY CAPITAL MANAGEMENT TRUST
               (Exact name of Registrant as specified in charter)

                       c/o Century Capital Management, LLC
                               100 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  Steven Alfano
                       c/o Century Capital Management, LLC
                               100 Federal Street
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-3060

Date of fiscal year end:             10/31

Date of reporting period:            7/31/06

Century Small Cap Select Fund
Portfolio of Investments
July 31, 2006


         Shares                                                          Value
         ------                                                     ----------------
                 AUTO & TRANSPORT - 1.2%
        332,650  Polaris Industries, Inc.                               $12,713,883
                                                                    ----------------

                 CONSUMER DISCRETIONARY - 20.0%
        210,848  America's Car-Mart, Inc. *                               3,238,625
      1,208,100  Casual Male Retail Group, Inc. *                        13,470,315
         27,050  Central Garden & Pet Co. *                               1,069,557
        625,900  Copart, Inc. *                                          16,673,976
        196,670  Fred's, Inc.                                             2,358,073
        474,450  Global Imaging Systems, Inc. *                          20,059,746
        591,700  Guitar Center, Inc. *                                   25,159,084
        834,625  Jarden Corp. *                                          24,195,779
        775,500  Kforce, Inc. *                                           9,670,485
        822,950  Labor Ready, Inc. *                                     13,422,315
         56,500  LECG Corp. *                                             1,040,730
        321,695  Providence Service Corp. *                               7,904,046
        258,050  Red Lion Hotels Corp. *                                  2,505,666
        379,300  Scientific Games Corp. *                                12,884,821
        487,220  Tractor Supply Co. *                                    22,285,443
        623,615  Tuesday Morning Corp.                                    9,017,473
        768,704  USANA Health Sciences, Inc. *                           34,092,022
                                                                    ----------------
                                                                        219,048,156
                                                                    ----------------
                 CONSUMER STAPLES - 0.7%
        200,200  Church & Dwight, Inc.                                    7,307,300
                                                                    ----------------

                 FINANCIAL SERVICES - 24.7%
        528,150  AmeriCredit Corp. *                                     12,987,209
      1,106,194  Blackbaud, Inc.                                         23,075,207
        225,630  Capital Trust, Inc.                                      7,757,159
        355,450  Darwin Prof. Underwriters, Inc. *                        6,629,143
        874,050  GATX Corp.                                              34,254,020
        265,228  Infinity Property and Casualty Corp.                    10,898,219
        532,550  Interactive Data Corp. *                                10,017,266
        121,900  Investors Financial Services Corp.                       5,463,558
        286,800  Marlin Business Services Corp. *                         5,953,968
        669,850  Max Re Capital Ltd.                                     15,071,625
        415,390  Platinum Underwriters Holdings, Ltd.                    11,751,383
        252,150  Prosperity Bancshares, Inc.                              8,868,116
        357,550  Protective Life Corp.                                   16,558,141
        352,330  Redwood Trust, Inc.                                     16,763,861
        688,950  Republic Companies Group, Inc.                          10,478,930
        298,900  UMB Financial Corp.                                     10,273,193
      1,434,150  Waddell & Reed Financial, Inc.                          31,221,446
      1,066,850  Wright Express Corp. *                                  31,952,158
                                                                    ----------------
                                                                        269,974,598
                                                                    ----------------
                 HEALTH CARE - 20.3%
         89,700  Chattem, Inc. *                                          3,043,521
        407,050  Computer Programs & Systems, Inc.                       15,016,075
        172,200  Covance, Inc. *                                         10,979,472
        237,096  Haemonetics Corp. *                                     10,401,402
        374,340  Healthways, Inc. *                                      20,109,545
        674,288  LCA-Vision, Inc.                                        29,095,527
        918,123  Perrigo Co.                                             14,543,068
        395,800  Psychiatric Solutions, Inc. *                           12,463,742
      1,083,200  QIAGEN N.V. *                                           16,453,808
        535,012  Quality Systems, Inc. *                                 17,719,597
        382,050  Respironics, Inc. *                                     13,593,339
        600,213  Sunrise Senior Living, Inc. *                           17,334,151
        562,401  Surmodics, Inc. *                                       20,105,836
        111,150  TECHNE Corp. *                                           5,523,044
        648,205  United Surgical Partners Int'l, Inc. *                  16,010,664
                                                                    ----------------
                                                                        222,392,790
                                                                    ----------------
                 MATERIALS AND PROCESSING - 2.7%
        126,450  Aventine Renewable Energy, Inc. *                        3,742,920
      1,378,680  RPM International, Inc.                                 25,836,463
                                                                    ----------------
                                                                         29,579,383
                                                                    ----------------
                 OTHER ENERGY - 6.7%
        516,100  Berry Petroleum Co.                                     17,361,604
        439,900  Bronco Drilling Co., Inc. *                              9,048,743
        777,400  Foundation Coal Holdings, Inc.                          29,650,036
         56,950  Holly Corp.                                              2,881,670
      1,990,700  SMART Modular Technologies, Inc. *                      14,770,994
                                                                    ----------------
                                                                         73,713,047
                                                                    ----------------
                 PRODUCER DURABLES - 2.3%
        350,500  Donaldson Co., Inc.                                     11,527,945
         94,050  MTS Systems Corp.                                        3,466,683
        212,600  Nordson Corp.                                            9,673,300
                                                                    ----------------
                                                                         24,667,928
                                                                    ----------------
                 TECHNOLOGY -13.7%
        517,555  Benchmark Electronics, Inc. *                           12,592,113
        570,468  Cognos, Inc. *                                          17,827,125
        254,600  FLIR Systems, Inc. *                                     6,112,946
        719,150  Mercury Interactive Corp. *                             36,101,330
        572,750  MICROS Systems, Inc. *                                  22,910,000
         13,900  ScanSource, Inc. *                                         413,525
      1,478,302  Semitool, Inc. *                                        13,127,322
      1,273,980  Silicon Image, Inc. *                                   13,478,708
        289,650  Trimble Navigation Ltd. *                               13,911,890
        871,350  Witness Systems, Inc. *                                 13,880,606
                                                                    ----------------
                                                                        150,355,564
                                                                    ----------------

                 Total Investment in Common Stocks - 92.3%
                   (Identified cost, $1,021,111,685)                  1,009,752,649
                                                                    ----------------

Face
Amount           CASH EQUIVALENTS - 11.5%
---------------
  $ 126,205,000  State Street Bank and Trust Eurodollar
                 Time Deposit, at cost approximating value,
                 maturity 8/1/2006, 4.05%                               126,205,000
                                                                    ----------------

                 Total Investments 103.8%                             1,135,957,649
                   (Identified cost, $1,147,316,685)                ----------------

                  Other Assets and Liabilities  - (3.8)%
                    Other assets in excess of liabilities               (42,019,263)
                                                                    ----------------

                 Net Assets - 100%                                   $1,093,938,386
                                                                    ================


* Non-income producing security


Century Shares Trust
Portfolio of Investments
July 31, 2006


Shares                                                               Value
------                                                            --------------
                    CONSUMER DISCRETIONARY - 11.4%
     128,800        Bed Bath & Beyond, Inc. *                       $4,312,224
     110,320        CDW Corp.                                        6,517,706
     106,250        Chico's FAS, Inc. *                              2,406,563
      63,300        Costco Wholesale Corp.                           3,339,708
      44,000        McGraw-Hill Companies, Inc.                      2,477,200
      72,050        Nordstrom, Inc.                                  2,471,315
     335,065        Staples, Inc.                                    7,244,105
     156,460        Tiffany & Co.                                    4,942,571
                                                                 --------------
                                                                    33,711,392
                                                                 --------------
                    CONSUMER STAPLES - 6.6%
      92,200        PepsiCo, Inc.                                    5,843,636
      94,700        Proctor & Gamble Co.                             5,322,140
     111,620        Walgreen Co.                                     5,221,584
      64,812        William Wrigley Jr. Co.                          2,972,278
                                                                 --------------
                                                                    19,359,638
                                                                 --------------
                    FINANCIAL SERVICES - 48.8%
     180,800        AFLAC, Inc.                                      7,980,512
     181,394        Allstate Corp.                                  10,306,807
     234,016        American International Gr., Inc.                14,197,751
     105,000        Aon Corp.                                        3,594,150
         165        Berkshire Hathaway, Inc. CL A *                 15,114,000
     360,000        The Chubb Corp.                                 18,151,200
     171,507        Cincinnati Financial Corp.                       8,088,270
     260,000        J.P. Morgan Chase & Co.                         11,861,200
     107,850        MBIA, Inc.                                       6,342,659
     413,600        The Progressive Corp.                           10,004,984
     290,000        Protective Life Corp.                           13,429,900
     111,750        RenaissanceRe Holdings Ltd.                      5,789,768
      71,500        SAFECO Corp.                                     3,840,980
     218,300        Torchmark Corp.                                 13,200,601
      87,666        Waddell & Reed Fin'l, Inc. CL A                  1,908,489
                                                                 --------------
                                                                   143,811,270
                                                                 --------------
                    HEALTH CARE - 16.1%
      43,700        Alcon, Inc.                                      4,825,354
      70,650        C.R. Bard, Inc.                                  5,014,031
     123,570        Caremark Rx, Inc.                                6,524,496
      21,400        Covance, Inc. *                                  1,364,464
     128,950        IMS Health, Inc.                                 3,538,388
      73,450        Johnson & Johnson, Inc.                          4,594,298
      74,500        Quest Diagnostics, Inc.                          4,478,940
     187,481        UnitedHealth Group, Inc.                         8,967,216
     107,640        Wellpoint, Inc. *                                8,019,180
                                                                 --------------
                                                                    47,326,366
                                                                 --------------
                    OTHER ENERGY - 0.5%
      34,800        CONSOL Energy, Inc.                              1,432,368

                    PRODUCER DURABLES - 5.0%
     174,400        Donaldson Co., Inc.                              5,736,016
     145,960        United Technologies Corp.                        9,077,252
                                                                 --------------
                                                                    14,813,268
                                                                 --------------
                    TECHNOLOGY - 6.7%
     196,800        Cisco Systems, Inc. *                            3,512,880
     101,050        Cognos, Inc. *                                   3,157,813
     240,540        Microsoft Corp.                                  5,780,176
     221,400        Nokia Corp.                                      4,394,790
     129,450        Seagate Technology                               3,003,240
                                                                 --------------
                                                                    19,848,899
                                                                 --------------

                    Total Investment in Common Stocks - 95.1%
                    (Identified cost, $121,808,558)                280,303,201
                                                                 --------------

Face
Amount              CASH EQUIVALENTS - 4.5%
-------------
 $13,351,000        State Street Bank and Trust Eurodollar
                    Time Deposit, at cost approximating value,
                    maturity 8/1/2006, 4.05%                        13,351,000
                                                                 --------------

                    Total Investments 99.6%                        293,654,201
                    (Identified cost, $135,159,558)              --------------

                       Other Assets and Liabilities - 0.4%
                       Other assets in excess of liabilities         1,137,196
                                                                 --------------

                    Net Assets - 100%                            $ 294,791,397
                                                                 ==============


* Non-income producing security

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, made modifications to the Registrant's disclosure controls and procedures. The Registrant's principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures, as modified, are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTURY CAPITAL MANAGEMENT TRUST

By:                    /s/ Alexander L. Thorndike
                       --------------------------------------
                       Alexander L. Thorndike
                       Chairman (Principal Executive Officer)

Date:                  September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                 /s/ Alexander L. Thorndike
                    -----------------------------------------
                    Alexander L. Thorndike
                    Chairman (Principal Executive Officer)

Date:               September 22, 2006


By:                 /s/Steven Alfano
                    -----------------------------------------
                    Steven Alfano
                    Secretary (Principal Financial Officer)

Date:               September 22, 2006

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)